ANNUAL REPORT
DECEMBER 31, 1998



                           THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE



[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT 06183

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998


ASSETS:
  Investments in eligible funds at market value:
    Capital Appreciation Fund, 67,152 shares (cost $4,552,584) ..................   $  4,884,670
    Dreyfus Stock Index Fund, 124,298 shares (cost $4,015,088) ..................      4,042,184
    Fidelity's Variable Insurance Products Fund, 273,899 shares (cost $6,491,545)      7,214,058
    Fidelity's Variable Insurance Products Fund II, 38,967 shares (cost $666,781)        707,638
    Greenwich Street Series Fund, 45,735 shares (cost $811,196) .................        802,641
    Managed Assets Trust, 23,344 shares (cost $435,181) .........................        466,640
    Money Market Portfolio, 1,814,516 shares (cost $1,814,516) ..................      1,814,516
    Templeton Variable Products Series Fund, 161,165 shares (cost $3,148,588) ...      3,265,956
    The Travelers Series Trust, 60,229 shares (cost $732,181) ...................        733,844
    Travelers Series Fund Inc., 696,710 shares (cost $11,527,948) ...............     12,335,010
                                                                                    ------------

      Total Investments (cost $34,195,608) ......................................                       $ 36,267,157

Receivables:
  Dividends .....................................................................                             54,172
  Premium payments and transfers from other Travelers accounts ..................                          3,420,732
Other assets ....................................................................                                115
                                                                                                        ------------

      Total Assets ..............................................................                         39,742,176
                                                                                                        ------------


LIABILITIES:
  Payables:
    Contract surrenders and transfers to other Travelers accounts ...............                          3,343,772
    Insurance charges ...........................................................                              6,228
    Administrative charges ......................................................                                777
                                                                                                        ------------

      Total Liabilities .........................................................                          3,350,777
                                                                                                        ------------

NET ASSETS: .....................................................................                       $ 36,391,399
                                                                                                        ============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1998


INVESTMENT INCOME:
  Dividends .....................................................................                   $  1,109,332

EXPENSES:
  Insurance charges .............................................................   $    181,666
  Administrative charges ........................................................         22,708
                                                                                    ------------

    Total expenses ..............................................................                        204,374
                                                                                                    ------------

      Net investment income .....................................................                        904,958
                                                                                                    ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) from investment transactions:
    Proceeds from investments sold ..............................................    156,819,235
    Cost of investments sold ....................................................    154,533,547
                                                                                    ------------

      Net realized gain (loss) ..................................................                      2,285,688

  Change in unrealized gain (loss) on investments:
    Unrealized gain at December 31, 1997 ........................................        606,203
    Unrealized gain at December 31, 1998 ........................................      2,071,549
                                                                                    ------------

      Net change in unrealized gain (loss) for the year .........................                      1,465,346
                                                                                                    ------------

        Net realized gain (loss) and change in unrealized gain (loss) ...........                      3,751,034
                                                                                                    ------------

  Net increase in net assets resulting from operations ..........................                   $  4,655,992
                                                                                                    ============

                       See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                           FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                                                        1998             1997
                                                                    -------------    -------------
OPERATIONS:
  Net investment income .........................................   $     904,958    $     113,261
  Net realized gain (loss) from investment transactions .........       2,285,688           59,827
  Net change in unrealized gain (loss) on investments ...........       1,465,346          604,862
                                                                    -------------    -------------

    Net increase in net assets resulting from operations ........       4,655,992          777,950
                                                                    -------------    -------------

UNIT TRANSACTIONS:
  Participant premium payments
    (applicable to 13,807,247 and 6,023,535 units, respectively)       23,714,477        9,467,190
  Participant transfers from other Travelers accounts
    (applicable to 112,904,264 and 3,924,751 units, respectively)     180,481,902        6,145,464
  Contract surrenders
    (applicable to 1,573,510 and 597,609 units, respectively) ...      (2,923,386)        (983,426)
  Participant transfers to other Travelers accounts
    (applicable to 114,570,535 and 3,898,149 units, respectively)    (180,744,823)      (5,898,576)
                                                                    -------------    -------------

  Net increase in net assets resulting from unit transactions ...      20,528,170        8,730,652
                                                                    -------------    -------------

    Net increase in net assets ..................................      25,184,162        9,508,602

NET ASSETS:
  Beginning of year .............................................      11,207,237        1,698,635
                                                                    -------------    -------------

  End of year ...................................................   $  36,391,399    $  11,207,237
                                                                    =============    =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

   The Travelers Fund UL II for Variable Life Insurance ("Fund UL II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc. (formerly Travelers Group Inc.), and is available for funding certain variable life insurance contracts issued by Travelers Life. Fund UL II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

   Participant premium payments applied to Fund UL II are invested in one or more eligible funds in accordance with the selection made by the owner. As of December 31, 1998, the eligible funds available under Fund UL II were:
   Managed Assets Trust; Capital Appreciation Fund; Money Market Portfolio (formerly Cash Income Trust); U.S. Government Securities Portfolio, Utilities Portfolio, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Alliance Growth Portfolio, Smith Barney Large Cap Value Portfolio (formerly Smith Barney Income and Growth Portfolio), Smith Barney High Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; Total Return Portfolio of Greenwich Street Series Fund (all of which are managed by affiliates of The Travelers); Templeton Bond Fund (Class 1 shares), Templeton Stock Fund (Class 1 shares) and Templeton Asset Allocation Fund (Class 1 shares) of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc. and Dreyfus Stock Index Fund which are incorporated under Maryland law. Not all funds may be available in all states or to all contract owners.

   Effective December 18, 1998, Zero Coupon Bond Fund Portfolio Series 1998 of The Travelers Series Trust was fully liquidated.

   The following is a summary of significant accounting policies consistently followed by Fund UL II in the preparation of its financial statements.

   SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

   SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

   FEDERAL INCOME TAXES. The operations of Fund UL II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund UL II. Fund UL II is not taxed as a "regulated investment company" under Subchapter M of the Code.

   OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

   The aggregate costs of purchases and proceeds from sales of investments were $178,419,828 and $156,819,235, respectively, for the year ended December 31, 1998. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $34,195,608 at December 31, 1998. Gross unrealized appreciation for all investments at December 31, 1998 was $2,179,408. Gross unrealized depreciation for all investments at December 31, 1998 was $107,859.

3. CONTRACT CHARGES

   Insurance charges and administrative charges of 0.80% and 0.10%, respectively, of the average net assets of Fund UL II on an annual basis, are deducted for mortality and expense risks and administrative expenses assumed by Travelers Life during the first fifteen years that a policy is in effect. Beginning in the sixteenth year that a policy is in effect, these charges are reduced to 0.45% and 0%, respectively on an annual basis. As of December 31, 1998 all contract owners had insurance charges and administrative charges of 0.80% and 0.10%, respectively.

   Travelers Life receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). Travelers Life received $31,109 and $25,191 in satisfaction of such contingent surrender charges for the years ended December 31, 1998 and 1997, respectively.

4.  NET CONTRACT OWNERS' EQUITY

                                                                DECEMBER 31, 1998
                                                       ------------------------------------
                                                                      UNIT           NET
                                                         UNITS       VALUE         ASSETS
                                                         -----       -----         ------
Capital Appreciation Fund ..........................   1,136,698   $    4.311   $ 4,900,354

Dreyfus Stock Index Fund ...........................   2,631,052        2.779     7,311,554

Fidelity's Variable Insurance Products Fund
  Equity-Income Portfolio ..........................   1,806,947        2.176     3,931,251
  Growth Portfolio .................................   1,037,155        2.524     2,617,318
  High Income Portfolio ............................     504,806        1.426       720,027

Fidelity's Variable Insurance Products Fund II
  Asset Manager Portfolio ..........................     428,153        1.652       707,498

Greenwich Street Series Fund
  Total Return Portfolio ...........................     518,132        1.549       802,485

    Managed Assets Trust ...........................     145,138        3.215       466,548

    Money Market Portfolio .........................   1,134,441        1.603     1,818,755

Templeton Variable Products Series Fund
  Templeton Asset Allocation Fund (Class 1 shares) .     477,886        1.638       782,791
  Templeton Bond Fund (Class 1 shares) .............     156,953        1.257       197,289
  Templeton Stock Fund (Class 1 shares) ............   1,418,179        1.611     2,284,793

The Travelers Series Trust
  U.S. Government Securities Portfolio .............     406,054        1.410       572,389
  Utilities Portfolio ..............................      51,014        1.974       100,721
  Zero Coupon Bond Fund Portfolio Series 2000 ......      28,611        1.187        33,959
  Zero Coupon Bond Fund Portfolio Series 2005 ......      60,699        1.287        78,142

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio ...............   1,499,046        1.369     2,052,888
  Alliance Growth Portfolio ........................   1,831,608        2.185     4,001,168
  MFS Total Return Portfolio .......................     919,153        1.638     1,505,540
  Smith Barney High Income Portfolio ...............     383,898        1.251       480,156
  Smith Barney Large Cap Value Portfolio ...........     592,895        1.730     1,025,773
                                                                                -----------

Net Contract Owners' Equity ........................                            $36,391,399
                                                                                ===========

5. STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                      NO. OF        MARKET
                                                                        SHARES         VALUE
                                                                     -----------   -----------
CAPITAL APPRECIATION FUND (13.5%)
  Total (Cost $4,552,584) ........................................        67,152   $ 4,884,670
                                                                     -----------   -----------

DREYFUS STOCK INDEX FUND (11.1%)
  Total (Cost $4,015,088) ........................................       124,298     4,042,184
                                                                     -----------   -----------

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (19.9%)
  Equity-Income Portfolio (Cost $3,610,485) ......................       153,901     3,912,160
  Growth Portfolio (Cost $2,104,206) .............................        57,538     2,581,729
  High Income Portfolio (Cost $776,854) ..........................        62,460       720,169
                                                                     -----------   -----------
    Total (Cost $6,491,545) ......................................       273,899     7,214,058
                                                                     -----------   -----------

FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (2.0%)
  Asset Manager Portfolio
    Total (Cost $666,781) ........................................        38,967       707,638
                                                                     -----------   -----------

GREENWICH STREET SERIES FUND (2.2%)
  Total Return Portfolio
    Total (Cost $811,196) ........................................        45,735       802,641
                                                                     -----------   -----------

MANAGED ASSETS TRUST (1.3%)
    Total (Cost $435,181) ........................................        23,344       466,640
                                                                     -----------   -----------

MONEY MARKET PORTFOLIO (5.0%)
    Total (Cost $1,814,516) ......................................     1,814,516     1,814,516
                                                                     -----------   -----------

TEMPLETON VARIABLE PRODUCTS SERIES FUND (9.0%)
  Templeton Asset Allocation Fund (Class 1 shares) (Cost $778,273)        34,858       782,909
  Templeton Bond Fund (Class 1 shares) (Cost $193,910) ...........        17,825       197,327
  Templeton Stock Fund (Class 1 shares) (Cost $2,176,405) ........       108,482     2,285,720
                                                                     -----------   -----------
    Total (Cost $3,148,588) ......................................       161,165     3,265,956
                                                                     -----------   -----------

THE TRAVELERS SERIES TRUST (2.0%)
  U.S. Government Securities Portfolio (Cost $535,664) ...........        44,617       526,475
  Utilities Portfolio (Cost $88,733) .............................         5,864       100,740
  Zero Coupon Bond Fund Portfolio Series 2000 (Cost $33,888) .....         3,131        32,121
  Zero Coupon Bond Fund Portfolio Series 2005 (Cost $73,896) .....         6,617        74,508
                                                                     -----------   -----------
    Total (Cost $732,181) ........................................        60,229       733,844
                                                                     -----------   -----------

TRAVELERS SERIES FUND INC. (34.0%)
  AIM Capital Appreciation Portfolio (Cost $5,173,476) ...........       367,620     5,323,144
  Alliance Growth Portfolio (Cost $3,408,323) ....................       152,092     4,001,538
  MFS Total Return Portfolio (Cost $1,441,370) ...................        88,389     1,505,263
  Smith Barney High Income Portfolio (Cost $510,753) .............        37,843       479,090
  Smith Barney Large Cap Value Portfolio (Cost $994,026) .........        50,766     1,025,975
                                                                     -----------   -----------
    Total (Cost $11,527,948) .....................................       696,710    12,335,010
                                                                     -----------   -----------

TOTAL INVESTMENT OPTIONS (100%)
  (COST $34,195,608) .............................................                 $36,267,157
                                                                                   ===========

6. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997


                                        CAPITAL APPRECIATION FUND        DREYFUS STOCK INDEX FUND         EQUITY-INCOME PORTFOLIO
                                       ----------------------------    ----------------------------    ----------------------------
                                           1998            1997            1998            1997            1998            1997
                                           ----            ----            ----            ----            ----            ----
INVESTMENT INCOME:
Dividends ..........................   $     74,869    $          8    $     38,721    $     35,376    $     85,961    $     14,787
                                       ------------    ------------    ------------    ------------    ------------    ------------

EXPENSES:
Insurance charges ..................         20,764           5,532          18,973           4,820          18,997           4,048
Administrative charges .............          2,596             689           2,372             542           2,375             508
                                       ------------    ------------    ------------    ------------    ------------    ------------
    Net investment income (loss) ...         51,509          (6,213)         17,376          30,014          64,589          10,231
                                       ------------    ------------    ------------    ------------    ------------    ------------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold ...      8,939,564          20,971      29,878,196          37,365         252,634          71,633
  Cost of investments sold .........      7,651,328          18,398      29,148,808          30,549         208,954          69,809
                                       ------------    ------------    ------------    ------------    ------------    ------------

    Net realized gain (loss) .......      1,288,236           2,573         729,388           6,816          43,680           1,824
                                       ------------    ------------    ------------    ------------    ------------    ------------

Change in unrealized gain (loss) on
  investments:
  Unrealized gain (loss) beginning
    of year ........................        105,992          (8,725)         86,164            (445)         99,327           3,309
  Unrealized gain (loss) end of year        332,086         105,992          27,096          86,164         301,675          99,327
                                       ------------    ------------    ------------    ------------    ------------    ------------

    Net change in unrealized gain
      (loss) for the year ..........        226,094         114,717         (59,068)         86,609         202,348          96,018
                                       ------------    ------------    ------------    ------------    ------------    ------------

  Net increase (decrease) in net
    assets resulting from operations      1,565,839         111,077         687,696         123,439         310,617         108,073
                                       ------------    ------------    ------------    ------------    ------------    ------------


UNIT TRANSACTIONS:
Participant premium payments .......      1,598,260         594,332       1,639,480         482,167       1,065,449         283,616
Participant transfers from other
  Travelers accounts ...............      9,781,587         435,944      36,723,998         448,073       1,874,478         809,707
Contract surrenders ................       (358,636)       (101,952)       (333,118)        (76,416)       (342,648)        (78,809)
Participant transfers to other
  Travelers accounts ...............     (8,883,995)         (9,284)    (32,413,993)        (22,182)       (151,989)        (56,274)
                                       ------------    ------------    ------------    ------------    ------------    ------------

  Net increase (decrease) in net
    assets resulting from unit
    transactions ...................      2,137,216         919,040       5,616,367         831,642       2,445,290         958,240
                                       ------------    ------------    ------------    ------------    ------------    ------------

    Net increase (decrease) in
      net assets ...................      3,703,055       1,030,117       6,304,063         955,081       2,755,907       1,066,313


NET ASSETS:
  Beginning of year ................      1,197,299         167,182       1,007,491          52,410       1,175,344         109,031
                                       ------------    ------------    ------------    ------------    ------------    ------------

  End of year ......................   $  4,900,354    $  1,197,299    $  7,311,554    $  1,007,491    $  3,931,251    $  1,175,344
                                       ============    ============    ============    ============    ============    ============

     GROWTH PORTFOLIO            HIGH INCOME PORTFOLIO        ASSET MANAGER PORTFOLIO       TOTAL RETURN PORTFOLIO
--------------------------    --------------------------    --------------------------    --------------------------
   1998           1997           1998           1997           1998           1997           1998           1997
   ----           ----           ----           ----           ----           ----           ----           ----
$   124,603    $     6,210    $    49,003    $     3,008    $    44,447    $     4,398    $    38,676    $    19,156
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     12,316          3,490          4,741          1,423          3,774            882          5,776          1,528
      1,540            427            593            181            471            109            722            186
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------
    110,747          2,293         43,669          1,404         40,202          3,407         32,178         17,442
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------




    172,237         74,627         57,305        134,453         84,980         13,082        173,048         15,259
    146,160         71,855         60,868        133,952         81,260         12,936        163,752         13,281
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

     26,077          2,772         (3,563)           501          3,720            146          9,296          1,978
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


     65,515            155         28,905            338         14,373            (27)         6,485            479
    477,523         65,515        (56,685)        28,905         40,857         14,373         (8,555)         6,485
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

    412,008         65,360        (85,590)        28,567         26,484         14,400        (15,040)         6,006
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    548,832         70,425        (45,484)        30,472         70,406         17,953         26,434         25,426
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


    878,682        391,611        291,102         59,161        316,953         92,210        247,970        143,153
    667,426        379,350        195,962        408,795        133,229        172,963        234,893        307,511
   (248,686)       (85,506)       (50,099)       (17,011)       (65,210)       (22,869)       (60,314)       (17,089)
    (49,786)       (55,077)       (48,116)      (127,062)       (11,280)        (6,382)      (121,404)        (6,601)
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------


  1,247,636        630,378        388,849        323,883        373,692        235,922        301,145        426,974
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

  1,796,468        700,803        343,365        354,355        444,098        253,875        327,579        452,400


    820,850        120,047        376,662         22,307        263,400          9,525        474,906         22,506
-----------    -----------    -----------    -----------    -----------    -----------    -----------    -----------

$ 2,617,318    $   820,850    $   720,027    $   376,662    $   707,498    $   263,400    $   802,485    $   474,906
===========    ===========    ===========    ===========    ===========    ===========    ===========    ===========

6. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                                                                    TEMPLETON ASSET ALLOCATION
                                                                                                                 FUND
                                           MANAGED ASSETS TRUST         MONEY MARKET PORTFOLIO             (CLASS 1 SHARES)
                                       ---------------------------   ---------------------------   ---------------------------
                                           1998           1997           1998           1997           1998           1997
                                           ----           ----           ----           ----           ----           ----
INVESTMENT INCOME:
Dividends ...........................  $     16,040   $      2,064   $    115,285   $     36,259   $     30,464   $      5,560
                                       ------------   ------------   ------------   ------------   ------------   ------------

EXPENSES:
Insurance charges ...................         1,786            371         18,666          5,861          5,100          1,239
Administrative charges ..............           223             46          2,333            729            638            155
                                       ------------   ------------   ------------   ------------   ------------   ------------
    Net investment income (loss) ....        14,031          1,647         94,286         29,669         24,726          4,166
                                       ------------   ------------   ------------   ------------   ------------   ------------

REALIZED GAIN (LOSS) AND CHANGE IN
  UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
Realized gain (loss) from investment
  transactions:
  Proceeds from investments sold ....        43,382         10,996     40,088,922      4,046,511        138,697         21,111
  Cost of investments sold ..........        37,679          9,921     40,088,922      4,046,511        136,460         19,574
                                       ------------   ------------   ------------   ------------   ------------   ------------

    Net realized gain (loss) ........         5,703          1,075           --             --            2,237          1,537
                                       ------------   ------------   ------------   ------------   ------------   ------------

Change in unrealized gain (loss) on
  investments:
  Unrealized gain (loss) beginning of
    year ............................         4,755           (191)          --             --            1,084            532
  Unrealized gain (loss) end of year         31,459          4,755           --             --            4,636          1,084
                                       ------------   ------------   ------------   ------------   ------------   ------------

    Net change in unrealized gain
      (loss) for the year ...........        26,704          4,946           --             --            3,552            552
                                       ------------   ------------   ------------   ------------   ------------   ------------

Net increase (decrease) in net assets
    resulting from operations .......        46,438          7,668         94,286         29,669         30,515          6,255
                                       ------------   ------------   ------------   ------------   ------------   ------------




UNIT TRANSACTIONS:
Participant premium payments ........       148,771         37,766     13,513,324      5,786,468        318,867        163,825
Participant transfers from other
  Travelers accounts ................       212,553         52,750     37,931,466        586,545        261,063        174,058
Contract surrenders .................       (21,950)        (8,752)      (555,249)      (188,106)       (80,180)       (30,046)
Participant transfers to other
  Travelers accounts ................        (9,263)        (4,922)   (50,565,449)    (5,568,887)       (76,895)        (7,361)
                                       ------------   ------------   ------------   ------------   ------------   ------------

  Net increase (decrease) in net
    assets resulting from unit
    transactions ....................       330,111         76,842        324,092        616,020        422,855        300,476
                                       ------------   ------------   ------------   ------------   ------------   ------------

    Net increase (decrease) in net
      assets ........................       376,549         84,510        418,378        645,689        453,370        306,731




NET ASSETS:
  Beginning of year .................        89,999          5,489      1,400,377        754,688        329,421         22,690
                                       ------------   ------------   ------------   ------------   ------------   ------------

  End of year .......................  $    466,548   $     89,999   $  1,818,755   $  1,400,377   $    782,791   $    329,421
                                       ============   ============   ============   ============   ============   ============

    TEMPLETON BOND FUND          TEMPLETON STOCK FUND       U.S. GOVERNMENT SECURITIES
      (CLASS 1 SHARES)             (CLASS 1 SHARES)                  PORTFOLIO                UTILITIES PORTFOLIO
---------------------------   ---------------------------   ---------------------------   ---------------------------
    1998           1997           1998           1997           1998           1997           1998           1997
    ----           ----           ----           ----           ----           ----           ----           ----
$     12,130   $         17   $    166,239   $     32,428   $     46,257   $      2,262   $      3,805   $         45
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,546            188         16,676          4,790          2,991            194            604            183
         193             23          2,084            612            374             24             75             23
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,391           (194)       147,479         27,026         42,892          2,044          3,126           (161)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------




      73,913          2,010     25,950,404         48,702         13,179         17,836         15,147          1,782
      75,268          1,984     26,094,788         41,905         12,003         16,929         11,670          1,686
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      (1,355)            26       (144,384)         6,797          1,176            907          3,477             96
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


       1,000              1         (7,984)         8,229            738            (60)         6,150            (19)
       3,417          1,000        109,315         (7,984)        (9,189)           738         12,007          6,150
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       2,417            999        117,299        (16,213)        (9,927)           798          5,857          6,169
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      11,453            831        120,394         17,610         34,141          3,749         12,460          6,104
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------





      26,582         36,154        895,395        498,265         50,942         41,530         18,753          8,128
     121,110         79,416     26,650,363        510,409        456,331          3,283         30,394         42,770
      (9,468)        (2,478)      (212,082)      (109,716)       (14,039)        (1,585)       (15,675)        (1,855)
     (66,157)          (282)   (26,276,598)       (11,811)        (2,990)          (222)          (162)          (448)
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------


      72,067        112,810      1,057,078        887,147        490,244         43,006         33,310         48,595
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      83,520        113,641      1,177,472        904,757        524,385         46,755         45,770         54,699





     113,769            128      1,107,321        202,564         48,004          1,249         54,951            252
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

$    197,289   $    113,769   $  2,284,793   $  1,107,321   $    572,389   $     48,004   $    100,721   $     54,951
============   ============   ============   ============   ============   ============   ============   ============

6. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                         ZERO COUPON BOND FUND     ZERO COUPON BOND FUND     ZERO COUPON BOND FUND
                                                                PORTFOLIO                PORTFOLIO                PORTFOLIO
                                                               SERIES 1998              SERIES 2000              SERIES 2005
                                                         ---------------------     ---------------------     ---------------------
                                                           1998         1997         1998         1997         1998         1997
                                                           ----         ----         ----         ----         ----         ----
INVESTMENT INCOME:
Dividends ...........................................    $      6     $    141     $  1,849     $    508     $  3,678     $    827
                                                         --------     --------     --------     --------     --------     --------

EXPENSES:
Insurance charges ...................................           7            2          122           30          331           60
Administrative charges ..............................           1         --             16            4           41            7
                                                         --------     --------     --------     --------     --------     --------
    Net investment income (loss) ....................          (2)         139        1,711          474        3,306          760
                                                         --------     --------     --------     --------     --------     --------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................       2,999          174       17,524        1,064        5,292       11,539
  Cost of investments sold ..........................       3,068          175       16,901        1,044        4,973       10,990
                                                         --------     --------     --------     --------     --------     --------

    Net realized gain (loss) ........................         (69)          (1)         623           20          319          549
                                                         --------     --------     --------     --------     --------     --------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........        (113)          (2)        (184)        --           (192)          (1)
  Unrealized gain (loss) end of year ................        --           (113)      (1,767)        (184)         612         (192)
                                                         --------     --------     --------     --------     --------     --------

    Net change in unrealized gain (loss) for the year         113         (111)      (1,583)        (184)         804         (191)
                                                         --------     --------     --------     --------     --------     --------

Net increase (decrease) in net assets
  resulting from operations .........................          42           27          751          310        4,429        1,118
                                                         --------     --------     --------     --------     --------     --------


UNIT TRANSACTIONS:
Participant premium payments ........................         327          (14)       3,385        3,315       28,748       10,172
Participant transfers from other Travelers accounts .          56        2,706       38,105        6,056       35,774        6,064
Contract surrenders .................................        (543)        (159)      (2,567)        (423)      (6,320)      (1,750)
Participant transfers to other Travelers accounts ...      (2,484)        --        (14,973)        --           (109)         (28)
                                                         --------     --------     --------     --------     --------     --------

  Net increase (decrease) in net assets
    resulting from unit transactions ................      (2,644)       2,533       23,950        8,948       58,093       14,458
                                                         --------     --------     --------     --------     --------     --------

    Net increase (decrease) in net assets ...........      (2,602)       2,560       24,701        9,258       62,522       15,576




NET ASSETS:
  Beginning of year .................................       2,602           42        9,258         --         15,620           44
                                                         --------     --------     --------     --------     --------     --------

  End of year .......................................    $   --       $  2,602     $ 33,959     $  9,258     $ 78,142     $ 15,620
                                                         ========     ========     ========     ========     ========     ========

   AIM CAPITAL APPRECIATION                                                                              SMITH BARNEY HIGH INCOME
           PORTFOLIO                ALLIANCE GROWTH PORTFOLIO         MFS TOTAL RETURN PORTFOLIO                PORTFOLIO
-----------------------------     -----------------------------     -----------------------------     -----------------------------
    1998             1997             1998             1997             1998             1997             1998             1997
    ----             ----             ----             ----             ----             ----             ----             ----
$      2,031     $       --       $    157,237     $       --       $     41,658     $       --       $     35,061     $       --
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


      14,139            2,387           18,971            4,148            7,456            1,054            3,277            1,108
       1,767              292            2,371              541              932              131              410              139
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------
     (13,875)          (2,679)         135,895           (4,689)          33,270           (1,185)          31,374           (1,247)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------




  50,364,424           42,017          281,429          100,575           99,593           14,712          137,335           26,074
  50,138,696           35,849          211,143           83,028           86,784           13,588          130,279           24,019
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     225,728            6,168           70,286           17,547           12,809            1,124            7,056            2,055
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


      14,449                8          127,693             (541)          19,330             (254)          14,581           (1,162)
     149,668           14,449          593,215          127,693           63,893           19,330          (31,663)          14,581
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

     135,219           14,441          465,522          128,234           44,563           19,584          (46,244)          15,743
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


     347,072           17,930          671,703          141,092           90,642           19,523           (7,814)          16,551
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------





     604,531          226,505        1,009,403          367,916          507,102           75,606          196,364           75,443
  62,271,932          395,085        1,692,140          615,480          550,889          398,068          201,227           99,684
    (176,136)         (59,627)        (217,311)        (110,871)         (73,465)         (11,785)         (21,906)         (12,595)
 (61,632,098)          (4,654)        (245,697)          (5,050)         (52,303)         (10,432)        (102,054)            (550)
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------


   1,068,229          557,309        2,238,535          867,475          932,223          451,457          273,631          161,982
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

   1,415,301          575,239        2,910,238        1,008,567        1,022,865          470,980          265,817          178,533





     637,587           62,348        1,090,930           82,363          482,675           11,695          214,339           35,806
------------     ------------     ------------     ------------     ------------     ------------     ------------     ------------

$  2,052,888     $    637,587     $  4,001,168     $  1,090,930     $  1,505,540     $    482,675     $    480,156     $    214,339
============     ============     ============     ============     ============     ============     ============     ============

6. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                                          SMITH BARNEY LARGE CAP VALUE
                                                                    PORTFOLIO                            COMBINED
                                                         -------------------------------     -------------------------------
                                                              1998              1997              1998              1997
                                                              ----              ----              ----              ----
INVESTMENT INCOME:
Dividends ...........................................    $      21,312     $        --       $   1,109,332     $     163,054
                                                         -------------     -------------     -------------     -------------

EXPENSES:
Insurance charges ...................................            4,653               964           181,666            44,302
Administrative charges ..............................              581               123            22,708             5,491
                                                         -------------     -------------     -------------     -------------
    Net investment income (loss) ....................           16,078            (1,087)          904,958           113,261
                                                         -------------     -------------     -------------     -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................           29,031            35,099       156,819,235         4,747,592
  Cost of investments sold ..........................           23,783            29,782       154,533,547         4,687,765
                                                         -------------     -------------     -------------     -------------

    Net realized gain (loss) ........................            5,248             5,317         2,285,688            59,827
                                                         -------------     -------------     -------------     -------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........           18,135              (283)          606,203             1,341
  Unrealized gain (loss) end of year ................           31,949            18,135         2,071,549           606,203
                                                         -------------     -------------     -------------     -------------

    Net change in unrealized gain (loss) for the year           13,814            18,418         1,465,346           604,862
                                                         -------------     -------------     -------------     -------------

Net increase (decrease) in net assets
    resulting from operations .......................           35,140            22,648         4,655,992           777,950
                                                         -------------     -------------     -------------     -------------




UNIT TRANSACTIONS:
Participant premium payments ........................          354,087            89,861        23,714,477         9,467,190
Participant transfers from other Travelers accounts .          416,926           210,747       180,481,902         6,145,464
Contract surrenders .................................          (57,784)          (44,026)       (2,923,386)         (983,426)
Participant transfers to other Travelers accounts ...          (17,028)           (1,067)     (180,744,823)       (5,898,576)
                                                         -------------     -------------     -------------     -------------

  Net increase (decrease) in net assets
    resulting from unit transactions ................          696,201           255,515        20,528,170         8,730,652
                                                         -------------     -------------     -------------     -------------

    Net increase (decrease) in net assets ...........          731,341           278,163        25,184,162         9,508,602




NET ASSETS:
  Beginning of year .................................          294,432            16,269        11,207,237         1,698,635
                                                         -------------     -------------     -------------     -------------

  End of year .......................................    $   1,025,773     $     294,432     $  36,391,399     $  11,207,237
                                                         =============     =============     =============     =============

7. SCHEDULE OF UNITS FOR FUND UL II FOR THE YEARS ENDED DECEMBER 31, 1998 AND
   1997


                                         CAPITAL APPRECIATION FUND        DREYFUS STOCK INDEX FUND        EQUITY-INCOME PORTFOLIO
                                        ---------------------------     ---------------------------     ---------------------------
                                           1998            1997            1998            1997            1998            1997
                                           ----            ----            ----            ----            ----            ----
Units beginning of year ............        444,866          77,659         460,680          31,576         597,615          70,383
Units purchased and transferred from
  other Travelers accounts .........      3,060,194         410,307      14,840,446         477,006       1,446,746         604,747
Units redeemed and transferred to
  other Travelers accounts .........     (2,368,362)        (43,100)    (12,670,074)        (47,902)       (237,414)        (77,515)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units end of year ..................      1,136,698         444,866       2,631,052         460,680       1,806,947         597,615
                                        ===========     ===========     ===========     ===========     ===========     ===========


                                             GROWTH PORTFOLIO           HIGH INCOME PORTFOLIO        ASSET MANAGER PORTFOLIO
                                        -------------------------     -------------------------     -------------------------
                                            1998           1997           1998           1997           1998           1997
                                            ----           ----           ----           ----           ----           ----
Units beginning of year ............       449,618         80,468        250,378         17,292        181,740          7,858
Units purchased and transferred from
  other Travelers accounts .........       729,395        453,937        323,773        341,485        296,426        194,847
Units redeemed and transferred to
  other Travelers accounts .........      (141,858)       (84,787)       (69,345)      (108,399)       (50,013)       (20,965)
                                        ----------     ----------     ----------     ----------     ----------     ----------
Units end of year ..................     1,037,155        449,618        504,806        250,378        428,153        181,740
                                        ==========     ==========     ==========     ==========     ==========     ==========


                                            TOTAL RETURN PORTFOLIO          MANAGED ASSETS TRUST           MONEY MARKET PORTFOLIO
                                        ---------------------------     ---------------------------     ---------------------------
                                             1998            1997            1998             1997          1998            1997
                                             ----            ----            ----             ----          ----            ----
Units beginning of year ............        318,844          17,497          33,700           2,471         909,353         510,210
Units purchased and transferred from
  other Travelers accounts .........        319,279         317,987         122,196          36,681      32,514,069       4,201,770
Units redeemed and transferred to
  other Travelers accounts .........       (119,991)        (16,640)        (10,758)         (5,452)    (32,288,981)     (3,802,627)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units end of year ..................        518,132         318,844         145,138          33,700       1,134,441         909,353
                                        ===========     ===========     ===========     ===========     ===========     ===========


                                         TEMPLETON ASSET ALLOCATION
                                                    FUND                    TEMPLETON BOND FUND             TEMPLETON STOCK FUND
                                              (CLASS 1 SHARES)                (CLASS 1 SHARES)                (CLASS 1 SHARES)
                                        ---------------------------     ---------------------------     ---------------------------
                                             1998            1997            1998             1997         1998              1997
                                             ----            ----            ----             ----         ----              ----
Units beginning of year ............        212,085          16,725          96,130             110         689,681         139,885
Units purchased and transferred from
  other Travelers accounts .........        363,199         219,569         123,125          98,390      17,899,636         623,191
Units redeemed and transferred to
  other Travelers accounts .........        (97,398)        (24,209)        (62,302)         (2,370)    (17,171,138)        (73,395)
                                        -----------     -----------     -----------     -----------     -----------     -----------
Units end of year ..................        477,886         212,085         156,953          96,130       1,418,179         689,681
                                        ===========     ===========     ===========     ===========     ===========     ===========

7. SCHEDULE OF UNITS FOR FUND UL II
   FOR THE YEARS ENDED DECEMBER 31, 1998 AND 1997 (CONTINUED)


                                         U.S. GOVERNMENT SECURITIES                                          ZERO COUPON BOND FUND
                                                  PORTFOLIO                    UTILITIES PORTFOLIO           PORTFOLIO SERIES 1998
                                         --------------------------        ------------------------        -------------------------
                                             1998             1997            1998            1997            1998             1997
                                             ----             ----            ----            ----            ----             ----
Units beginning of year ............         37,194           1,080          32,611             186           2,347              40
Units purchased and transferred from
  other Travelers accounts .........        381,386          37,586          27,452          34,029             339           2,452
Units redeemed and transferred to
  other Travelers accounts .........        (12,526)         (1,472)         (9,049)         (1,604)         (2,686)           (145)
                                           --------        --------        --------        --------        --------        --------
Units end of year ..................        406,054          37,194          51,014          32,611            --             2,347
                                           ========        ========        ========        ========        ========        ========


                                             ZERO COUPON BOND FUND           ZERO COUPON BOND FUND
                                                    PORTFOLIO                      PORTFOLIO              AIM CAPITAL APPRECIATION
                                               SERIES 2000 SERIES                 SERIES 2005                    PORTFOLIO
                                            -----------------------          ---------------------      ---------------------------
                                              1998            1997            1998            1997         1998              1997
                                              ----            ----            ----            ----         ----              ----
Units beginning of year ............          8,316            --            13,500              42         541,898          58,901
Units purchased and transferred from
  other Travelers accounts .........         35,127           8,703          52,454          15,066      51,302,755         536,587
Units redeemed and transferred to
  other Travelers accounts .........        (14,832)           (387)         (5,255)         (1,608)    (50,345,607)        (53,590)
                                            -------         -------         -------         -------     -----------        --------
Units end of year ..................         28,611           8,316          60,699          13,500       1,499,046         541,898
                                            =======         =======         =======         =======     ===========        ========


                                                                                                          SMITH BARNEY HIGH INCOME
                                          ALLIANCE GROWTH PORTFOLIO      MFS TOTAL RETURN PORTFOLIO               PORTFOLIO
                                          -------------------------      --------------------------      --------------------------
                                            1998              1997           1998             1997           1998             1997
                                            ----              ----           ----             ----           ----             ----
Units beginning of year ............        638,546          61,648         326,125           9,490         170,588          32,158
Units purchased and transferred from
  other Travelers accounts .........      1,437,723         649,958         673,650         332,791         309,772         149,150
Units redeemed and transferred to
  other Travelers accounts .........       (244,661)        (73,060)        (80,622)        (16,156)        (96,462)        (10,720)
                                         ----------      ----------      ----------      ----------      ----------      ----------
Units end of year ..................      1,831,608         638,546         919,153         326,125         383,898         170,588
                                         ==========      ==========      ==========      ==========      ==========      ==========


                                               SMITH BARNEY LARGE CAP
                                                   VALUE PORTFOLIO                             COMBINED
                                           --------------------------------        --------------------------------
                                                 1998                 1997             1998                 1997
                                                 ----                 ----             ----                 ----
Units beginning of year ............            185,237              12,845           6,601,052           1,148,524
Units purchased and transferred from
  other Travelers accounts .........            452,369             202,047         126,711,511           9,948,286
Units redeemed and transferred to
  other Travelers accounts .........            (44,711)            (29,655)       (116,144,045)         (4,495,758)
                                           ------------        ------------        ------------        ------------
Units end of year ..................            592,895             185,237          17,168,518           6,601,052
                                           ============        ============        ============        ============

                          INDEPENDENT AUDITORS' REPORT


To the Owners of Variable Life Insurance Contracts of
The Travelers Fund UL II for Variable Life Insurance:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund UL II for Variable Life Insurance as of December 31, 1998, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1998, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund UL II for Variable Life Insurance as of December 31, 1998, the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


KPMG LLP


Hartford, Connecticut
February 17, 1999

                              Independent Auditors
                                    KPMG LLP
                              Hartford, Connecticut


This report is prepared for the general information of contract owners and is not an offer of shares of The Travelers Fund UL II for Variable Life Insurance or Fund UL II's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Fund UL II for Variable Life Insurance product(s) offered by The Travelers Life and Annuity Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.